Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2019 CAD ($)
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	$ 39,352
Transportation agreements	115,999
Total	155,351
Less than 1 year
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	10,234
Transportation agreements	11,636
Total	21,870
1-3 years
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	10,591
Transportation agreements	41,263
Total	51,854
3-5 years
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	8,848
Transportation agreements	37,099
Total	45,947
After 5 years
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	9,679
Transportation agreements	26,001
Total	$ 35,680